Other revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Other Revenues
Noncontrolling interests without SEI	152	64	50	216	194
Loans held-for-sale	2	(5)	(9)	(3)	(19)
Long-lived assets held-for-sale	(7)	(15)	(1)	(22)	(3)
Equity method investments	30	36	33	66	64
Other investments	82	57	130	139	362
Other	158	83	172	241	579
Other revenues	417	220	375	637	1,177